Consolidated Balance Sheets - USD ($) $ in Thousands		Dec. 31, 2016	Dec. 31, 2015
ASSETS
Real estate, at cost		$ 1,740,893	$ 1,888,756
Less: accumulated depreciation		(353,619)	(397,981)
Real estate, net		1,387,274	1,490,775
Real estate available and held for sale		237,531	286,115
Total real estate		1,624,805	1,776,890
Land and development, net		945,565	1,001,963
Loans receivable and other lending investments, net		1,450,439	1,601,985
Other investments		214,406	254,172
Cash and cash equivalents		328,744	711,101
Accrued interest and operating lease income receivable, net		11,254	15,773
Deferred operating lease income receivable, net		88,189	93,424
Deferred expenses and other assets, net		162,112	142,484
Total assets		4,825,514	5,597,792
Liabilities:
Accounts payable, accrued expenses and other liabilities		211,570	214,835
Loan participations payable, net		159,321	152,086
Debt obligations, net		3,389,908	4,118,823
Total liabilities		3,760,799	4,485,744
Commitments and contingencies (refer to Note 11)		0	0
Redeemable noncontrolling interests (refer to Note 5)		5,031	10,718
iStar Inc. shareholders' equity:
Common Stock, $0.001 par value, 200,000 shares authorized, 72,042 and 81,109 shares issued and outstanding as of December 31, 2016 and 2015, respectively		72	81
Additional paid-in capital		3,602,172	3,689,330
Retained earnings (deficit)		(2,581,488)	(2,625,474)
Accumulated other comprehensive income (loss) (refer to Note 13)		(4,218)	(4,851)
Total iStar Inc. shareholders' equity		1,016,564	1,059,112
Noncontrolling interests		43,120	42,218
Total equity		1,059,684	1,101,330
Total liabilities and equity		4,825,514	5,597,792
Series D, E, F, G and I Preferred Stock
iStar Inc. shareholders' equity:
Preferred Stock		22	22
Series J convertible perpetual preferred stock
iStar Inc. shareholders' equity:
Preferred Stock		4	4
Total equity	[1]	$ 4	$ 4

[1]	Refer to Note 13 for details on the Company's Preferred Stock.